Acquisitions (Details) € in Millions					1 Months Ended		3 Months Ended	12 Months Ended
	May 12, 2022 shares	Apr. 01, 2022 USD ($)	Apr. 01, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Apr. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross		$ 28,800,000	€ 26.0
Logicquest Technology Inc [Member]
Acquisitions (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares						99,400,000	98,000,000
Business Combination, Consideration Transferred (in Dollars)						$ 225,000	$ 225,000
Payments to Acquire Businesses, Gross								$ 225,000	$ 0
Merchant Payment Solutions LLC [Member]
Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred (in Dollars)					$ 725,000
Transact Europe Holdings [Member]
Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross		$ 28,800,000	€ 26.0					$ 0	$ 28,811,000
Sky Financial & Intelligence [Member]
Acquisitions (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	500,000
Business Combination, Consideration Transferred (in Dollars)				$ 18,100,000
Payments to Acquire Businesses, Gross				$ 16,000,000
Logicquest Technology Inc [Member]
Acquisitions (Details) [Line Items]
Equity Method Investment, Ownership Percentage						99.10%
Series C Preferred Stock [Member] | Logicquest Technology Inc [Member]
Acquisitions (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares						48	48
Series D Preferred Stock [Member] | Logicquest Technology Inc [Member]
Acquisitions (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares						10	10